Related Party Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020
Retired to treasury, shares	17,000,000
Deferred compensation - PEO- long-term portion	$ 320,172		$ 297,513
Advances from principal executive officer
Due to related party	$ 211,141		$ 383,717
Due to related party, interest rate	3.25%		4.75%
Interest expense, related party debt	$ 52,494	$ 45,392
Accrued interest, loans	$ 216,527		$ 202,487